Leases (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Lease obligation	$ 418,188	$ 467,864	$ 642,991	$ 541,530
Lease expense	567,772	629,029	858,847	788,272
Cash paid under operating leases	$ 556,445	$ 621,228	$ 834,502	$ 772,798
Weighted average remaning lease term	5 years 6 months 18 days		5 years 11 months 23 days
Weighted average discount rate	8.00%		8.00%
Lease payments implicit borrowing rate	5.00%
New Lease [Member]
Lease obligation	$ 100,711		$ 296,317